SHARE BASED COMPENSATION (Narrative) (Details) - USD ($)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2012
Employee Stock Option [Member]
Additional disclosures [Abstract]
Compensation cost	$ 783,118	$ 692,322	$ 1,204,494
Granted (in shares)	1,550,000	825,000	1,150,000
Granted (in dollars per share)	$ 0.64	$ 0.74	$ 0.74
Options modification [Abstract]
Incremental compensation cost				$ 444,373
Unrecognized incremental compensation costs				$ 330,559
Additional disclosures [Abstract]
Weighted average fair value of options granted (in dollars per share)	$ 0.41	$ 0.48	$ 0.72
Unrecognized compensation expense related to unvested share-based compensation arrangements	$ 1,146,076
Period for recognition of unrecognized compensation costs	1 year 2 months 16 days
Total intrinsic value of options exercised (in dollars)		$ 0	$ 0
Restricted Share Units [Member]
Additional disclosures [Abstract]
Total fair value of shares vested (in dollars)	$ 39,760	85,940	144,000
2007 Share Incentive Plan [Member]
Additional disclosures [Abstract]
Number of authorized shares	7,500,000
2007 Share Incentive Plan [Member] | Restricted Share Units [Member]
Additional disclosures [Abstract]
Compensation cost	$ 87,500	54,658	$ 323,000
Additional disclosures [Abstract]
Unrecognized compensation expense related to unvested share-based compensation arrangements	$ 32,842	$ 120,342